Summary of Significant Accounting Policies: Stock-based Compensation Policy (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Stock-based Compensation Policy

(i) Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.